Label	Element	Value
T Shares | JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2035 Fund Class/Ticker: T/* * The share class is currently not offered to the public. * The share class is currently not offered to the public.
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund.
More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 93 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/21
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
“Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class T Shares if you invest at least $250,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" and "Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The JPMorgan SmartRetirement
®
2035 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors
expecting
to retire
around
the year 2035 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.
Strategic Target Allocations 1
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small/Mid Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Note: Above allocations may not sum up to 100% due to rounding.
1	As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement
its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2035 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk.
The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk.
The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk.
The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk.
Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk.
Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Income Securities Risk.
Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk.
Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk.
The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk.
Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk.
The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk.
The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer
Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk.
The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk.
At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk.
The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund.

Because Class T Shares have not yet commenced operations as of the date of this prospectus,

the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years.
The table shows the average annual total returns for the past one year, five years and ten years.

The table compares the Fund’s performance to the performance of the S&P Target Date 2035 Index, a broad-based securities market index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the
Fund will perform in the future.

Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class T Shares have not yet commenced operations as of the date of this prospectus
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s performance to the performance of the S&P Target Date 2035 Index, a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of theFund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS A SHARES
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	he performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2010	13.10%
Worst Quarter	3rd quarter, 2011	-16.89%
		The Fund’s year-to-date total return through 9/30/20 was 0.66%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years.The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

T Shares | JPMorgan SmartRetirement 2035 Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	$ 337
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	763
10 Years	rr_ExpenseExampleYear10	1,401
1 Year	rr_ExpenseExampleNoRedemptionYear01	337
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	763
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,401
T Shares | JPMorgan SmartRetirement 2035 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	16.42%	[3]
2011	rr_AnnualReturn2011	(4.89%)	[3]
2012	rr_AnnualReturn2012	17.88%	[3]
2013	rr_AnnualReturn2013	21.86%	[3]
2014	rr_AnnualReturn2014	7.57%	[3]
2015	rr_AnnualReturn2015	(1.73%)	[3]
2016	rr_AnnualReturn2016	6.15%	[3]
2017	rr_AnnualReturn2017	20.15%	[3]
2018	rr_AnnualReturn2018	(9.03%)	[3]
2019	rr_AnnualReturn2019	22.20%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.89%)
Past 1 Year	rr_AverageAnnualReturnYear01	16.67%
Past 5 Years	rr_AverageAnnualReturnYear05	5.88%
Past 10 Years	rr_AverageAnnualReturnYear10	8.57%
T Shares | JPMorgan SmartRetirement 2035 Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.93%
Past 5 Years	rr_AverageAnnualReturnYear05	4.50%
Past 10 Years	rr_AverageAnnualReturnYear10	7.38%
T Shares | JPMorgan SmartRetirement 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.49%
Past 5 Years	rr_AverageAnnualReturnYear05	4.31%
Past 10 Years	rr_AverageAnnualReturnYear10	6.63%
T Shares | JPMorgan SmartRetirement 2035 Fund | S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.18%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	7.77%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	9.13%	[4]

[1]	"Remainder of Other Expenses" and "Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.42% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[3]	The performance of Class T Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[4]	On 6/1/17, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to 6/1/17, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2035 Index is comprised of underlying indices of securities.